RIGHT-OF-USE ASSETS - Summary of Lease Expenses Recognized in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 790	$ 682
Interest expenses (included in finance cost)	98	80	$ 70
Expenses relating to short-term leases	15	11
Expenses relating to lease of low-value assets that are not short-term leases	1	3
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	208	242
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	456	337
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	82	65
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 44	$ 38